Quarterly Consolidated Financial Data (Schedule Of Quarterly Consolidated Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues									$ 15,040	$ 14,956	$ 13,841
Operating income									1,693	1,942	2,308
Net income									830	858	1,113
Income available for common shareholders									816	844	1,099
Net earnings per common share, basic									$ 1.92	$ 2.1	$ 2.86
Net earnings per common share, diluted									$ 1.92	$ 2.1	$ 2.82
PG&E Corporation [Member]
Operating revenues	3,830	3,976	3,593	3,641	3,815	3,860	3,684	3,597
Operating income	125	614	467	487	358	408	692	484
Net income	(9)	364	239	236	87	203	366	202	816	844	1,099
Income available for common shareholders	(13)	361	235	233	83	200	362	199	816	844	1,099
Net earnings per common share, basic	$ (0.03)	$ 0.84	$ 0.56	$ 0.56	$ 0.2	$ 0.5	$ 0.91	$ 0.5	$ 1.92	$ 2.1	$ 2.86
Net earnings per common share, diluted	$ (0.03)	$ 0.84	$ 0.55	$ 0.56	$ 0.2	$ 0.5	$ 0.91	$ 0.5	$ 1.92	$ 2.1	$ 2.82
Common stock price per share, High	$ 43.48	$ 46.51	$ 45.2	$ 43.72	$ 43.24	$ 43.32	$ 46.52	$ 47.6
Common stock price per share, Low	$ 39.71	$ 42.41	$ 42.04	$ 40.16	$ 36.86	$ 39.21	$ 41.39	$ 42.47
Utility [Member]
Operating revenues	3,829	3,974	3,592	3,640	3,813	3,859	3,683	3,596
Operating income	127	613	467	488	359	402	699	484
Net income	13	340	227	231	89	196	359	201
Income available for common shareholders	$ 9	$ 337	$ 223	$ 228	$ 85	$ 193	$ 355	$ 198